Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	42,491,805	41,682,405	5,355,364
Current operating lease obligation	3,890,482	4,810,410	618,042
Non-current operating lease obligation	38,601,323	36,871,995	4,737,322
Total operating lease obligation	42,491,805	41,682,405	5,355,364

Other supplemental information about the Company’s operating lease as of:

	As of December 31, 2024	As of December 31, 2025
Weighted average discount rate*	7.71%	7.93%
Weighted average remaining lease term (years)	6.1	6.7
*	The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments as the implicit rate cannot be readily determined.

Schedule of Undiscounted Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

For the years ending December 31,	HKD	US$
2026	7,884,001	1,012,938
2027	8,091,703	1,039,624
2028	8,362,470	1,074,412
2029	7,076,873	909,238
2030 or after	23,271,028	2,989,867
Total lease payments	54,686,075	7,026,079
Less: imputed interest	(13,003,670)	(1,670,715)
Total operating lease liabilities	41,682,405	5,355,364